Annual Total Returns - FidelityPennsylvaniaMunicipalIncomeFund-PRO - FidelityPennsylvaniaMunicipalIncomeFund-PRO - Fidelity Pennsylvania Municipal Income Fund - Fidelity Pennsylvania Municipal Income Fund
Mar. 01, 2025
Bar Chart Table:
Annual Return 2015	3.33%
Annual Return 2016	0.34%
Annual Return 2017	5.41%
Annual Return 2018	0.84%
Annual Return 2019	7.71%
Annual Return 2020	4.32%
Annual Return 2021	2.30%
Annual Return 2022	(9.66%)
Annual Return 2023	6.38%
Annual Return 2024	1.82%